Shareholder Report, Line Graph (Details) 411370_Leuthold Core Investment Fund_Retail_TSR Annual {Retail} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Retail
Account Value [Line Items]
Accumulated Value	$ 18,365	$ 15,353	$ 13,863	$ 15,100	$ 12,968	$ 12,152	$ 12,007	$ 11,632	$ 10,176	$ 10,000	$ 20,354
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate
Accumulated Value	10,944	9,772	9,558	12,012	12,122	11,411	10,605	10,747	10,884	10,000	$ 11,207
50% S&P 500 / 50% Bloomberg Global Aggregate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											50% S&P 500 / 50% Bloomberg Global Aggregate
Accumulated Value	$ 20,111	$ 16,254	$ 14,543	$ 17,681	$ 15,541	$ 13,977	$ 13,139	$ 12,167	$ 11,230	$ 10,000	$ 22,118